Financing Activities - Additional Information (Details) SFr / shares in Units, $ / shares in Units, SFr in Thousands, $ in Millions													1 Months Ended					12 Months Ended
	Feb. 28, 2026 SFr / shares shares	Nov. 03, 2025 CHF (SFr) SFr / shares shares	Nov. 03, 2025 USD ($) shares	Oct. 29, 2025 CHF (SFr)	May 08, 2024 CHF (SFr) SFr / shares	May 08, 2024 USD ($)	Apr. 22, 2024 CHF (SFr) SFr / shares shares	Apr. 22, 2024 USD ($) shares	May 31, 2023 CHF (SFr) SFr / shares shares	May 31, 2023 USD ($)	Mar. 02, 2023 CHF (SFr)	Mar. 02, 2023 USD ($)	Feb. 28, 2026 SFr / shares shares	Nov. 30, 2025 shares	Feb. 28, 2025 CHF (SFr) SFr / shares shares	Feb. 28, 2025 USD ($)	Nov. 30, 2024 SFr / shares	Dec. 31, 2025 CHF (SFr) TradingDay SFr / shares shares	Dec. 31, 2024 CHF (SFr) shares	Dec. 31, 2023 CHF (SFr) shares	Jul. 31, 2025 SFr / shares shares	Jul. 31, 2025 $ / shares shares	Feb. 28, 2025 $ / shares shares	May 31, 2024 CHF (SFr) SFr / shares shares	May 29, 2024 CHF (SFr)	Apr. 22, 2024 $ / shares	May 31, 2023 $ / shares shares	Mar. 31, 2023 CHF (SFr)	Mar. 02, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares | SFr																				SFr 67,054
Percentage of debt to market cap ratio																		15.00%
Non-utilization fee percent																		0.75%
Additional one-time fee payable | SFr																		SFr 2,600
Par value per share | SFr / shares																		SFr 0.01
Incurred expense amount | SFr																												SFr 34,900
Earnout consideration is subject to forfeiture target one																		1,500,000
Earnout consideration is subject to forfeiture target two																		1,500,000
Earnout consideration is subject to forfeiture target three																		1,000,000
Share price target one | SFr / shares													SFr 25		SFr 20		SFr 15	SFr 15
Share price target two | SFr / shares																		20
Share price target three | SFr / shares																		SFr 25
Earnout options																		216,998	242,666	369,737
Exercise price | SFr / shares																		SFr 0.01
Total gross proceeds | SFr																		SFr 178,859	SFr 53,541	SFr 38,179
Remaining number of warrants																					133,248	133,248
Public Offering
Disclosure of detailed information about business combination [line items]
Treasury shares held		2,796,297	2,796,297											2,796,297
Issuance of ordinary shares		2,635,801	2,635,801
Bottom of Range
Disclosure of detailed information about business combination [line items]
Trading days | TradingDay																		20
Top of Range
Disclosure of detailed information about business combination [line items]
Trading days | TradingDay																		30
Number of shares issued																		27,266,837
Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Number of shares issued																		57,984,438
Warrants issued																					361,011	361,011		361,011
Ordinary shares [member] | Public Offering
Disclosure of detailed information about business combination [line items]
Par value per share | (per share)		SFr 0.01							SFr 10.45																		$ 11.5
Warrants issued		5,432,098							3,654,234																		3,654,234
Total gross proceeds		SFr 88,700	$ 110.0						SFr 38,200	$ 42.0
Per share purchase price | (per share)		SFr 16.33																					$ 20.25
Ordinary shares [member] | Follow-on public offering
Disclosure of detailed information about business combination [line items]
Par value per share | SFr / shares															SFr 0.01
Number of shares issued															5,000,000								5,000,000
Total gross proceeds															SFr 90,200	$ 100.0
Per share purchase price | (per share)															SFr 18.05								$ 20
Loan Agreement
Disclosure of detailed information about business combination [line items]
Current borrowing capacity | SFr																								SFr 50,000	SFr 75,000
Maximum borrowing capacity | SFr																								SFr 65,000	100,000
Amounts drawn | SFr																		SFr 0
Loan Agreement | Top of Range
Disclosure of detailed information about business combination [line items]
Additional borrowings | SFr																									25,000
Loan Agreement | Loan 1
Disclosure of detailed information about business combination [line items]
Current borrowing capacity | SFr																									SFr 25,000
Warrant Agreement
Disclosure of detailed information about business combination [line items]
Transaction costs | SFr																		SFr 700	800
Amended Warrant
Disclosure of detailed information about business combination [line items]
Per share purchase price | (per share)																					SFr 14.78	$ 18.64
Amended Warrant | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Warrant vested and exercisable																					59,310	59,310
Warrants previously granted																					43,321	43,321
Per share purchase price | (per share)																					SFr 9.65	$ 12.17		SFr 12.17
Amended Warrant | Ordinary shares [member] | Top of Range
Disclosure of detailed information about business combination [line items]
Warrants issued																					494,259	494,259
EBAC
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares											SFr 97,600	$ 103.7
Cash transferred											12,000																		$ 12.8
PIPE investments and conversion											SFr 85,600																		$ 90.9
Reclassification of foreign exchange impact | SFr																				SFr 5,000
Registered Direct Offering
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares							SFr 53,500	$ 58.8
Transaction costs related to Registered Direct Offering | SFr																			2,500
Amount capitalized in deduction of share premium equity | SFr																			SFr 1,900
Issuance of ordinary shares							5,000,000	5,000,000
Per share purchase price | (per share)							SFr 10.7																			$ 11.75
At-the-Market Offering Program
Disclosure of detailed information about business combination [line items]
Aggregate maximum offering price | SFr				SFr 0
Issuance of ordinary shares																		2,500,000	1,000,000
Par value per share | SFr / shares					SFr 0.01
Transaction costs | SFr																			SFr 300
At-the-Market Offering Program | Top of Range
Disclosure of detailed information about business combination [line items]
Offering price					SFr 79,300	$ 100.0
Percentage of commission					3.00%
BCA
Disclosure of detailed information about business combination [line items]
Earnout shares																		3,793,995
Earnout shares vested																		2,845,446
Earnout options																		369,737
Earnouts options outstanding and exercisable																		159,453
Exercise price | SFr / shares																		SFr 0.01
BCA | Earnout Consideration Business Combination
Disclosure of detailed information about business combination [line items]
Share price target three | SFr / shares	SFr 25
Earnout shares vested	948,549												948,549
Earnouts options outstanding and exercisable	55,487												55,487